May 6, 2020

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)
consisting of the following series and classes:
 T. Rowe Price Retirement 2065 Fund

   T. Rowe Price Retirement 2065 Fund

   T. Rowe Price Retirement 2065 Fund—Advisor Class

   T. Rowe Price Retirement 2065 Fund—R Class

  T. Rowe Price Retirement I 2065 Fund—I Class

   T. Rowe Price Retirement I 2065 Fund—I Class

  T. Rowe Price Target 2065 Fund

   T. Rowe Price Target 2065 Fund

   T. Rowe Price Target 2065 Fund—Advisor Class

   T. Rowe Price Target 2065 Fund—I Class

  (collectively, “new series and classes”)

File Nos.: 333-92380/811-21149

Dear Mr. O’Connell:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 53 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of new series and classes.

We have not yet obtained NASDAQ ticker symbols, however, once they have been received, they will be added to the front cover of the prospectuses and Statement of Additional Information (the “SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and classes.

The filing is scheduled to go effective on July 20, 2020.

If you have any questions about this filing, please give me a call at 410-577-6412.

Sincerely,

/s/Sara Pak
Sara Pak

Senior Legal Counsel and Vice President, T. Rowe Price Associates, Inc.